INVENTORY (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORY
Schedule of inventory
December 31,	2015	2014
(millions of Canadian dollars)
Natural gas	627	678
Crude oil	477	452
Other commodities	7	18
	1,111	1,148